Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

7. Income Taxes

Provision for Income Taxes

A reconciliation of the (benefit)/provision for income taxes is as follows:

	Year Ended December 31,
	2024		2023
	A$	%	A$	%
Loss before income taxes	(14,239,743)		(6,741,564)
Statutory tax rate - Australia	(3,559,936)	25	(1,685,391)	25
Foreign tax effects:
Canada
Tax rate differential	(40,050)	0	(53,150)	1
United States
Tax rate differential	140,051	(1)	166,579	(2)
Netherlands
Tax rate differential	180,975	(1)	187,155	(3)
Research and development tax incentive	715,868	(5)	1,225,577	(18)
Nontaxable or nondeductible items:
Stock-based compensation	25,430	(0)	49,575	(1)
Other	1,125,016	(8)	735,257	(11)
valuation allowances	1,412,646	(10)	(625,602)	9
Effective tax rate	0	(0)	0	0

The components of our loss before income taxes as either domestic or foreign is as follows:

	Year Ended December 31,
	2024	2023
	A$	A$
Foreign	(6,362,426)	(4,204,348)
Domestic	(7,877,317)	(2,537,216)
	(14,239,743)	(6,741,564)

Deferred Tax Assets and Liabilities

	Year Ended December 31,
	2024	2023
	A$	A$
Deferred tax assets:
Operating loss carry forwards	9,903,417	7,645,509
Depreciation and amortization	1,052,933	1,157,004
Asset retirement obligations	324,133	303,564
Employee entitlements	222,309	224,890
Accruals	187,658	268,214
Decline in value of patents	786,990	835,173
Unrealized exchange loss	(294,979)	116,259
Total deferred tax assets	12,182,461	10,550,613
Valuation allowance for deferred tax assets	(11,815,768)	(10,403,122)
Net deferred tax asset	366,693	147,491

Deferred tax liabilities:
Other	366,693	147,491
Total deferred tax liabilities	366,693	147,491
Net deferred tax liabilities	0	0

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

A reconciliation of the valuation and qualifying accounts is as follows:

	Balance at Beginning of Period	Additions	Deductions	Balance at end of Period
	A$	A$	A$	A$
Year Ended December 31, 2024
Deferred income tax valuation allowance	10,403,122	1,412,646	0	11,815,768
Year Ended December 31, 2023
Deferred income tax valuation allowance	11,028,724	(625,602)	0	10,403,122

At December 31, 2024 the Company has A$39,613,666 (A$31,744,227 as at December 31, 2023) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances. The Company also has A$3,374,776 (A$3,374,776 at December 31, 2023) of non-refundable R&D tax offset as at December 31, 2024. The R&D tax offset is a non-refundable tax offset, which assists to reduce a company’s tax liability. Once the liability has been reduced to zero, any excess offset may be carried forward into future income years. The Company’s cash taxes paid net of refunds was zero.